Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 7. Property, Plant and Equipment, Net
Property, plant and equipment, net consisted of the following:

	December 31,
	2023	2022
	(U.S. $ in thousands)
Machinery and equipment	$158,883	$157,602
Buildings and improvements	173,117	178,605
Computer equipment and software	54,038	52,503
Office equipment, furniture and fixtures	14,301	14,628
Land	19,019	18,927
	419,358	422,265
Accumulated depreciation and amortization and impairment	(224,185)	(230,220)
	195,173	192,045
Construction work in progress	2,379	3,018
	$197,552	$195,063
Depreciation expenses were $22.4 million, $22.6 million and $24.8 million in the years ended December 31, 2023, 2022 and 2021, respectively. During the years ended December 31, 2023, 2022 and 2021, the Company recorded impairment charges of $4.4 million, $3.8 million and $1.4 million, respectively, which were recorded in the consolidated statements of operations and comprehensive loss under cost of sales.